Filed Pursuant to Rule 497(e)
Registration No. 33-06790
THE GAMCO WESTWOOD FUNDS
(the “Trust”)
GAMCO Westwood Mighty Mites(SM) Fund
GAMCO Westwood SmallCap Equity Fund
GAMCO Westwood Income Fund
GAMCO Westwood Equity Fund
GAMCO Westwood Balanced Fund
GAMCO Westwood Intermediate Bond Fund
(each a “Fund” and together, the “Funds”)
Supplement dated June 30, 2011
to the Statement of Additional Information (“SAI”) dated January 31, 2011
The following information replaces certain information in the “Portfolio Managers” section of the SAI, effective July 1, 2011.
PORTFOLIO MANAGERS
The information below provides summary information regarding the individuals identified in the Prospectuses as primarily responsible for day-to-day management of the Funds (“Portfolio Managers”). Asset information is as of September 30, 2010, with the exception of Ms. Lilly, whose information is as of May 31, 2011.
MANAGEMENT OF OTHER ACCOUNTS
The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

EXCLUDES WESTWOOD INCOME FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Mario J. Gabelli[1,2]	Registered Investment Companies:	24	15.0B	6	3.9B
	Other Pooled Investment Vehicles:	15	442.3M	13	434.6M
	Other Accounts:	1,677	12.1B	9	1.7B
EXCLUDES WESTWOOD MIGHTY MITES FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Mario J. Gabelli[1,2]	Registered Investment Companies:	24	14.6B	6	3.9B
	Other Pooled Investment Vehicles:	15	442.3M	13	434.6M
	Other Accounts:	1,677	12.1B	9	1.7B
EXCLUDES WESTWOOD MIGHTY MITES FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Walter K. Walsh[2]	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	3	46.8K	0	0

EXCLUDES WESTWOOD MIGHTY MITES FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Laura Linehan[2]	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	2	93.4K	0	0
EXCLUDES WESTWOOD MIGHTY MITES FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Elizabeth M. Lilly, CFA[2]	Registered Investment Companies:	1	7.5M	0	0
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	14	12.3M	0	0
EXCLUDES WESTWOOD SMALLCAP EQUITY FUND :

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Nicholas F. Galluccio[6]	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	8	44.0M	0	0

EXCLUDES WESTWOOD INCOME FUND:

				No. of	Total Assets
				Accounts	in Accounts
				where	where
		Total		Advisory Fee	Advisory Fee
Name of Portfolio	Type of	No. of Accounts	Total	is Based on	is Based on
Manager	Accounts	Managed	Assets	Performance	Performance
1. Barbara G. Marcin[1]	Registered Investment Companies:	3	2.8B	2	2.7B
	Other Pooled Investment Vehicles:	1	37.3K	1	37.3K
	Other Accounts:	48	146.5M	0	0

*	Represents the portion of assets for which the Portfolio Manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other Portfolio Managers and therefore may be duplicated.

1	Co-Portfolio Manager for the GAMCO Westwood Income Fund.

2	Co-Portfolio Manager for the GAMCO Westwood Mighty Mites Fund.

3	Portfolio Manager for the GAMCO Westwood Equity Fund.

4	Portfolio Manager for the GAMCO Westwood Intermediate Bond Fund.

5	Co-Portfolio Manager for the GAMCO Westwood Balanced Fund.

6	Portfolio Manager for the GAMCO Westwood SmallCap Equity Fund.
Ownership of Shares in the Funds
Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by each member of the Portfolio Management Team:

Dollar Range of Equity
Securities Held in each
Team Member	Fund	Fund*
Mario J. Gabelli, CFA	GAMCO Westwood Income Fund GAMCO Westwood Mighty Mites Fund	D F

Walter K. Walsh	GAMCO Westwood Mighty Mites Fund	A

Laura Linehan	GAMCO Westwood Mighty Mites Fund	B

Elizabeth M. Lilly, CFA	GAMCO Westwood Mighty Mites Fund	A

Susan M. Byrne	GAMCO Westwood Balanced Fund GAMCO Westwood Equity Fund GAMCO Westwood Intermediate Bond Fund	A A A

Mark Freeman	GAMCO Westwood Balanced Fund GAMCO Westwood Intermediate Bond Fund	A A

Dollar Range of Equity
Securities Held in each
Team Member	Fund	Fund*
Nicholas F. Galluccio	GAMCO Westwood SmallCap Equity Fund	A

Barbara G. Marcin	GAMCO Westwood Income Fund	A

*	Key to Dollar Ranges- Information as of September 30, 2010 except for Ms. Lilly, whose information is as of May 31, 2011.
A.	None

B.	$1 — $10,000

C.	$10,001 — $50,000

D.	$50,001 — $100,000

E.	$100,001 — $500,000

F.	$500,001 — $1,000,000

G.	over $1,000,000
Effective August 1, 2011, G.distributors, LLC, One Corporate Center, Rye, New York 10580-1422, will serve as the distributor of the Funds, replacing Gabelli & Company, Inc. Effective August 1, 2011, all references in the SAI to Gabelli & Company, Inc. will be changed to G.distributors, LLC. G. distributors, LLC and Gabelli & Company, Inc. are subsidiaries of GAMCO Investors, Inc. The phone numbers and addresses in the SAI for contacting the Funds have not changed.
The following information replaces similar information found in the “Portfolio Transactions and Brokerage” section under the sub-heading “Distributor” on page 48:
To implement the Funds’ Rule 12b-1 Plans, the Funds have entered into a Distribution Agreement with the G.distributors, LLC, a Delaware limited liability company which is a wholly-owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis. Expenses normally attributable to the sale of Fund shares which are not paid by the Funds are paid by the Distributor. The Distributor may enter into selling agreements with registered broker-dealers (“Soliciting Broker-Dealers”) pursuant to which the Distributor may reallow the sales charge to Soliciting Broker-Dealers in accordance with the schedule set forth in the Prospectus for Class A, Class B, Class C and Class I shares under “Classes of Shares — Sales Charge - Class A Shares.”